Property and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment [Line Items]
Fixed assets impaired	$ 0	$ 0
Property, Plant and Equipment [Member]
Property and Equipment [Line Items]
Depreciation expense for property and equipment	$ 2,730	$ 1,784